COMMITMENTS AND CONTINGENCIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supply purchase commitments
Total purchases under the long-term agreements	$ 1,480,120	$ 143,197	$ 213,833
Future minimum obligation using market prices under all supply agreements
2016	428,252
2017	529,585
2018	522,283
Total	1,480,120
Property, plant and equipment purchase commitments
Property, plant and equipment purchase commitments
Commitments	61,879
Solar power systems purchase commitments
Property, plant and equipment purchase commitments
Commitments	$ 473,143